Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2021 $m	2020 $m	2019 $m
Investment income, including dividends received from subsidiary undertakings	3,642	539	9,707
Investment expenses and charges	(328)	(14)	(515)
Gain on revaluation of M&G plc upon demerger in 2019	—	—	3,649
Loss on revaluation of Jackson upon demerger	(439)	—	—
Corporate expenditure	(244)	(572)	(713)
Foreign currency exchange gains (losses)	11	(19)	(18)
Profit (loss) on ordinary activities before tax	2,642	(66)	12,110
Tax credit (charge) on profit on ordinary activities	6	(19)	145
Profit for the financial year	2,648	(85)	12,255

Other comprehensive income:
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year	—	—	393
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	273	—	—
Actuarial losses recognised in respect of the defined benefit pension scheme	—	—	(91)
Related tax	—	—	16
	273	—	318
Total comprehensive income (loss) for the year	2,921	(85)	12,573

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

	31 Dec 2021 $m	31 Dec 2020 $m
Non-current assets
Investments in subsidiary undertakings	13,114	12,682

Current assets
Amounts owed by subsidiary undertakings	7,013	6,722
Equity securities - fair value through other comprehensive income	683	—
Other debtors	9	5
Cash at bank and in hand	1,711	5
	9,416	6,732
Liabilities: amounts falling due within one year
Subordinated liabilities	(1,725)	—
Commercial paper	(500)	(501)
Amounts owed to subsidiary undertakings	(161)	(149)
Tax payable	(7)	(16)
Accruals and deferred income	(85)	(79)
	(2,478)	(745)
Net current assets	6,938	5,987
Total assets less current liabilities	20,052	18,669
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(2,350)	(4,332)
Debenture loans	(1,702)	(1,701)
Other borrowings	(350)	(350)
	(4,402)	(6,383)
Total net assets	15,650	12,286
Capital and reserves
Share capital	182	173
Share premium	5,010	2,637
Profit and loss account	10,458	9,476
Shareholders’ funds	15,650	12,286

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

				Total
	Share	Share	Profit and	shareholders'
	capital	premium	loss account	funds
	$m	$m	$m	$m
Balance at 1 Jan 2019	166	2,502	6,820	9,488

Total comprehensive income for the year
Profit for the year	—	—	12,255	12,255
Actuarial loss recognised in respect of the defined benefit pension scheme	—	—	(75)	(75)
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2018	—	—	393	393
Total comprehensive income for the year	—	—	12,573	12,573

Transactions with owners, recorded directly in equity
New share capital subscribed	—	22	—	22
Share-based payment transactions	—	—	(4)	(4)
Dividend in specie of M&G plc	—	—	(7,379)	(7,379)
Other dividends	—	—	(1,634)	(1,634)
Foreign exchange translation differences due to change in presentation currency at 31 Dec 2019	6	101	—	107
Total contributions by and distributions to owners	6	123	(9,017)	(8,888)

Balance at 31 Dec 2019 / 1 Jan 2020	172	2,625	10,376	13,173

Total comprehensive loss for the year	—	—	(85)	(85)

Transactions with owners, recorded directly in equity
New share capital subscribed	1	12	—	13
Share-based payment transactions	—	—	(1)	(1)
Dividends	—	—	(814)	(814)
Total contributions by and distributions to owners	1	12	(815)	(802)

Balance at 31 Dec 2020 / 1 Jan 2021	173	2,637	9,476	12,286

Profit for the year	—	—	2,648	2,648
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	—	—	273	273
Total comprehensive income for the year	—	—	2,921	2,921

Transactions with owners, recorded directly in equity
New share capital subscribed	9	2,373	—	2,382
Demerger dividend in specie of Jackson	—	—	(1,735)	(1,735)
Share-based payment transactions	—	—	217	217
Other dividends	—	—	(421)	(421)
Total contributions by and distributions to owners	9	2,373	(1,939)	443

Balance at 31 Dec 2021	182	5,010	10,458	15,650

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2021 $m	2020 $m	2019 $m
Operating activities
Net cash inflow from operating activities before interest and tax	417	273	6,015
Interest paid	(328)	(320)	(500)
Taxes (paid) received	(13)	93	117
Equity dividends paid	(421)	(814)	(1,634)
Net cash (outflow) inflow from operating activities	(345)	(768)	3,998
Financing activities
Issuance of ordinary share capital	2,383	13	22
Issuance of core structural borrowings	995	983	367
Redemption of core structural borrowings	(1,250)	—	(863)
Transfer of debt to M&G plc prior to demerger in 2019	—	—	(4,161)
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	(1)	(19)	(81)
Dividend income from investment in subsidiary undertakings	215	112	118
Movement in net amount owed by subsidiary undertakings	(374)	(370)	626
Net cash inflow (outflow) from financing activities	1,968	719	(3,972)
Investing activities
Disposal of Jackson shares	83	—	—
Net cash inflow from investing activities	83	—	—
Net increase (decrease) in cash at bank and in hand	1,706	(49)	26
Cash at bank and in hand at 1 January	5	54	28
Cash at bank and in hand at 31 December	1,711	5	54

Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) on ordinary activities before tax	2,642	(66)	12,110
Add back: interest charged to profit or loss	328	320	515
Adjustments for non-cash items:
Fair value adjustments on derivatives	—	—	77
Pension scheme	—	—	(21)
Non-cash dividends paid	(2,968)	—	(2,960)
Revaluation of M&G plc on distribution in 2019	—	—	(3,649)
Revaluation of Jackson on distribution in 2021	439	—	—
Gain on realisation of Jackson shares	(23)	—	—
Foreign currency exchange and other movements	(6)	8	(8)
(Increase) decrease in debtors	(4)	(1)	2
Increase (decrease) in creditors	9	12	(51)
Net cash inflow from operating activities before interest and tax	417	273	6,015

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2021

1	Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) but makes amendments where necessary in order to comply with the UK Companies Act 2006.

2	Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost, less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Provisions are determined using the expected credit loss approach under IFRS 9.

Financial Instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as fair value through profit or loss and the Company’s financial investment in Jackson’s equity securities, which are classified as fair value through other comprehensive income (as discussed below), all of the financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loan either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Upon the demerger of Jackson, the Company has made the election under IFRS 9 to measure its retained interest in Jackson’s equity securities at ‘fair value through other comprehensive income’. Under this designation, only dividend income from this retained interest is recognised in the profit or loss of the Company. Unrealised gains and losses are recognised in other comprehensive income and there is no recycling to the profit or loss on derecognition.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Dividends

Interim dividends are recorded in the period in which they are paid.

Share premium

The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset, subject to restrictions based on future taxable profits, against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Following the demerger of M&G plc in 2019, it is unlikely that the UK tax group will have future taxable income which would enable a current tax credit or deferred tax asset to be recognised.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $3,597 million from its consolidated subsidiary undertakings in 2021 (2020: $406 million; 2019: $9,599 million).

4Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS Standards as issued by the IASB and international financial reporting standards adopted for use in the UK.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

Profit after tax	2021 $m	2020 $m	2019 $m
Profit (loss) for the financial year of the Company in accordance with FRS 101note(i)	2,648	(85)	12,255
Accounting policy differencenote(ii)	28	(18)	15
Share in the IFRS result of the Group, net of distributions to the Companynote(iii)	(4,718)	2,221	(11,487)
(Loss) profit after tax of the Group attributable to equity holders in accordance with IFRS	(2,042)	2,118	783

Shareholders' equity	31 Dec 2021 $m	31 Dec 2020 $m
Shareholders’ funds of the Company in accordance with FRS 101	15,650	12,286
Accounting policy differencenote(ii)	19	15
Share in the IFRS net equity of the Groupnote(iii)	1,419	8,577
Shareholders’ equity of the Group in accordance with IFRS	17,088	20,878

Notes

(i)	The parent company’s profit (loss) for the financial year includes distributions to the Company from subsidiaries.
(ii)

Accounting policy difference represents the difference in accounting policy for expected credit losses on loan assets, and the difference in treatment of realised gains and losses on investments classified as fair value through other comprehensive income, as the Company has adopted IFRS 9 while the Group applies IAS 39.

(iii)	The ‘share in the IFRS result and net equity of the Group’ lines represent the parent company’s equity in the earnings and net assets of its subsidiaries and associates.

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Equity securities – fair value through other comprehensive income

On 8 September 2021, Prudential Corporation Asia Limited, a subsidiary of the Company, transferred the Group’s holding in Jackson to the Company as a dividend in specie. This holding was classified as an asset held for distribution and was measured at fair value less costs to distribute at date of transfer. On 13 September 2021, the Company distributed shares in Jackson with value of $1,735 million to its shareholders (further details are provided in note D1.2 of the Group IFRS financial statements). In accordance with IFRIC 17 the value of dividend in-specie recognised as distribution within the statement of changes in equity was the fair value of Jackson Financial Inc. at the date of distribution. As also required by IFRIC 17, the difference between the fair value of Jackson Financial Inc. on distribution and the previous carrying value of the Company’s investment in Jackson Financial Inc. of $439 million is recognised as a loss within profit for the year. Immediately after the distribution, the Company retained a 19.7 per cent economic interest (19.9 per cent voting interest) in Jackson’s equity securities, which was recognised as a financial investment at ‘fair value through other comprehensive income’. On 13 December 2021, Jackson announced, as part of previously disclosed $300 million share repurchase program, the repurchase of 2,242,516 shares of its Class A common stock from the Company. With this repurchase activity, the Company’s remaining economic interest in Jackson was 18.4 per cent as of 31 December 2021 (18.5 per cent voting interest).

The fair value of the Company's holding in the equity securities of Jackson is determined by the use of current market bid prices, and is categorised as Level 1: Quoted prices (unadjusted in active markets) of the IFRS 13 'Fair Value Measurement' defined fair value hierarchy. Following initial recognition on 13 September 2021, a gain of $273 million has been recognised in other comprehensive income for the year in respect of these instruments.

7Post balance sheet events

Dividends

The second interim ordinary dividend for the year ended 31 December 2021, which was approved by the Board of Directors after 31 December 2021, is described in note B5 of the Group IFRS financial statements.

Debt redemption

On 20 January 2022 the Company redeemed subordinated debt instruments of $1,725 million, as described in note C5.1 of the Group IFRS financial statements.